Property, plant and equipment - Capitalized Expenses (Details) - BRL (R$) R$ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment, Interest Costs Capitalised	R$ 205,409	R$ 959,967
Average Capitalisation Rate Per Month, Property, Plant and Equipment	13.14%	11.17%